Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Nov. 15, 2019
Entity Registrant Name	Red Cedar Fund Trust
Entity Central Index Key	0001783305
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 15, 2019
Document Effective Date	Nov. 15, 2019
Prospectus Date	Nov. 07, 2019